Segment Data	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Data
Segment Data

Effective January 1, 2016, we realigned our organizational structure in Europe. As a result, Other Southern Europe now includes several countries that were previously reported in Northern Europe. All previously reported results have been restated to conform to the current year presentation.

We are organized and managed primarily on a geographic basis, with Right Management currently operating as a separate global business unit. Each country and business unit generally has its own distinct operations and management team, providing services under our global brands, and maintains its own financial reports. We have an executive sponsor for each global brand who is responsible for ensuring the integrity and consistency of delivery locally. We develop and implement global workforce solutions for our clients that deliver the outcomes that help them achieve their business strategy. Each operation reports directly or indirectly through a regional manager to a member of executive management. Given this reporting structure, all of our operations have been segregated into the following reporting segments: Americas, which includes United States and Other Americas; Southern Europe, which includes France, Italy and Other Southern Europe; Northern Europe; APME; and Right Management.

The Americas, Southern Europe, Northern Europe and APME segments derive a significant majority of their revenues from the placement of contingent workers. The remaining revenues within these segments are derived from other workforce solutions and services, including ManpowerGroup Solutions (Recruitment Process Outsourcing (RPO), TAPFIN - Managed Service Provider (MSP), Proservia and Talent Based Outsourcing (TBO)), recruitment and assessment, and training and development. The Right Management segment revenues are derived from career management and talent management services. Segment revenues represent sales to external clients. We provide services to a wide variety of clients, none of which individually comprise a significant portion of revenues for us as a whole. Due to the nature of our business, we generally do not have export sales.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. We evaluate performance based on operating unit profit, which is equal to segment revenues less direct costs and branch and national headquarters operating costs. This profit measure does not include goodwill and intangible asset impairment charges or amortization of intangible assets related to acquisitions, corporate expenses, interest and other income and expense amounts or income taxes.

Total assets for the segments are reported after the elimination of investments in subsidiaries and intercompany accounts.

Year Ended December 31	2016	2015	2014
Revenues from Services(a)
Americas:
United States(b)	$2,836.8	$3,005.8	$3,086.4
Other Americas	1,460.4	1,486.2	1,497.3
	4,297.2	4,492.0	4,583.7
Southern Europe:
France	4,837.4	4,661.3	5,351.6
Italy	1,167.7	1,226.1	1,178.8
Other Southern Europe	1,492.5	1,404.1	1,502.1
	7,497.6	7,291.5	8,032.5
Northern Europe	5,129.1	5,033.7	5,525.3
APME	2,471.3	2,239.1	2,327.1
Right Management	258.9	273.6	294.2
	$19,654.1	$19,329.9	$20,762.8
Operating Unit Profit
Americas:
United States	$142.9	$143.8	$125.4
Other Americas	53.6	57.0	56.2
	196.5	200.8	181.6
Southern Europe:
France	250.6	258.8	275.5
Italy	79.1	70.9	64.2
Other Southern Europe	47.2	39.9	42.9
	376.9	369.6	382.6
Northern Europe	173.0	144.7	177.2
APME	88.5	79.3	84.2
Right Management	44.7	38.3	33.5
	879.6	832.7	859.1
Corporate expenses	(92.8)	(111.0)	(105.8)
Intangible asset amortization expense(c)	(36.0)	(32.8)	(33.4)
Interest and other expenses	(49.5)	(28.2)	(38.3)
Earnings before income taxes	$701.3	$660.7	$681.6

(a) Further breakdown of revenues from services by geographical region was as follows:

Revenues from Services	2016	2015	2014
United States	$2,950.2	$3,115.6	$3,190.6
France	4,857.3	4,684.1	5,378.6
Italy	1,170.7	1,230.2	1,183.4
United Kingdom	1,819.7	2,118.4	2,168.6
Total Foreign	16,703.9	16,214.3	17,572.2

(b) The United States revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which were $15.1, $15.2 and $16.1 for 2016, 2015 and 2014, respectively.
(c) Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

Year Ended December 31	2016	2015	2014
Depreciation and Amortization Expense
Americas:
United States	$9.9	$9.3	$9.4
Other Americas	2.7	2.9	4.1
	12.6	12.2	13.5
Southern Europe:
France	11.0	10.1	13.0
Italy	1.9	1.9	2.4
Other Southern Europe	3.5	3.2	3.2
	16.4	15.2	18.6
Northern Europe	10.9	8.9	10.2
APME	5.3	4.7	4.4
Right Management	3.9	3.7	3.6
Corporate expenses	0.2	0.2	0.1
Amortization of intangible assets(a)	36.0	32.8	33.4
	$85.3	$77.7	$83.8
Earnings from Equity Investments
Americas:
United States	$—	$—	$—
Other Americas	—	—	—
	—	—	—
Southern Europe:
France	—	0.4	0.4
Italy	—	—	—
Other Southern Europe	3.6	7.5	5.6
	3.6	7.9	6.0
Northern Europe	—	0.1	(3.0)
APME	—	—	—
Right Management	—	—	—
	$3.6	$8.0	$3.0

(a) Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

As of December 31	2016	2015	2014
Total Assets
Americas:
United States	$1,718.9	$1,708.5	$1,532.7
Other Americas	314.4	304.9	284.1
	2,033.3	2,013.4	1,816.8
Southern Europe:
France	2,104.8	1,926.3	1,922.7
Italy	294.9	267.1	230.0
Other Southern Europe	490.1	484.7	467.1
	2,889.8	2,678.1	2,619.8
Northern Europe	1,292.4	1,197.7	1,613.9
APME	612.8	533.6	501.4
Right Management	136.6	143.9	139.1
Corporate(a)	609.3	950.8	490.2
	$7,574.2	$7,517.5	$7,181.2
Equity Investments
Americas:
United States	$—	$—	$—
Other Americas	—	—	—
	—	—	—
Southern Europe:
France	0.2	—	0.7
Italy	0.4	0.2	0.2
Other Southern Europe	139.1	136.3	129.7
	139.7	136.5	130.6
Northern Europe	0.1	1.4	1.4
APME	—	—	0.3
Right Management	—	—	—
Corporate	6.0	—	—
	$145.8	$137.9	$132.3

(a) Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.

As of and Year Ended December 31	2016	2015	2014
Long-lived Assets(a)
Americas:
United States	$27.7	$26.0	$25.4
Other Americas	6.3	7.3	8.3
	34.0	33.3	33.7
Southern Europe:
France	39.7	39.2	44.6
Italy	4.4	4.7	4.7
Other Southern Europe	18.3	14.2	13.4
	62.4	58.1	62.7
Northern Europe	25.4	30.5	26.7
APME	17.9	19.4	20.6
Right Management	10.7	10.5	10.6
Corporate	0.2	0.4	0.1
	$150.6	$152.2	$154.4
Additions to Long-Lived Assets
Americas:
United States	$11.9	$10.1	$9.1
Other Americas	1.9	2.4	3.9
	13.8	12.5	13.0
Southern Europe:
France	13.3	10.3	7.8
Italy	1.7	2.4	1.3
Other Southern Europe	8.9	5.4	5.9
	23.9	18.1	15.0
Northern Europe	8.5	12.1	12.5
APME	3.9	4.5	7.9
Right Management	4.5	4.7	3.6
Corporate	—	0.4	—
	$54.6	$52.3	$52.0

(a) Further breakdown of long-lived assets by geographical region was as follows:

Long-Lived Assets	2016	2015	2014
United States	$33.9	$32.3	$30.2
France	40.9	40.4	46.0
Italy	4.4	4.7	4.7
United Kingdom	9.0	10.3	10.3
Total Foreign	116.7	119.9	124.2